Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 4,455	$ 3,255
Short term bank deposit		2,020
Marketable securities - InterCure Ltd	2,273	2,847
Prepaid expenses	102	73
Total current assets	6,830	8,195
NON-CURRENT ASSETS:
Fixed assets, net	2
Intangible assets, net	380	380
Total assets	7,212	8,575
CURRENT LIABILITIES:
Accounts payable	232	253
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital - ordinary shares of NIS 0.1 par value: Authorized - December 31, 2019 and 2018 - 1,450,000,000; Issued and outstanding - December 31, 2019 and 2018 - 514,205,799	13,182	13,182
Premium on shares, options and warrants	147,708	147,708
Reserve from transactions with non-controlling interests	20	20
Accumulated deficit	(153,930)	(152,588)
Total equity	6,980	8,322
Total liabilities and equity	$ 7,212	$ 8,575